Schedule of Investments (unaudited) December 31, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
BWX Technologies Inc.	80	$4,822
Curtiss-Wright Corp.	33	3,839
Teledyne Technologies Inc.(a)	19	7,448
TransDigm Group Inc.(a)	15	9,283

		25,392

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	309	29,389

Airlines — 0.3%
Copa Holdings SA, Class A, NVS	118	9,113
United Airlines Holdings Inc.(a)	194	8,391

		17,504

Banks — 1.3%
Bank of Hawaii Corp.	35	2,682
Citizens Financial Group Inc.	386	13,803
Comerica Inc.	108	6,033
First Hawaiian Inc.	219	5,164
Popular Inc.	713	40,156
Regions Financial Corp.	462	7,448

		75,286

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	9	8,949
Brown-Forman Corp., Class A	58	4,261

		13,210

Biotechnology — 1.7%
Acceleron Pharma Inc.(a)	207	26,483
Alexion Pharmaceuticals Inc.(a)	158	24,686
Exelixis Inc.(a)	157	3,151
Incyte Corp.(a)	16	1,392
Ionis Pharmaceuticals Inc.(a)	28	1,583
Moderna Inc.(a)	194	20,267
Neurocrine Biosciences Inc.(a)	133	12,748
United Therapeutics Corp.(a)	24	3,643

		93,953

Building Products — 3.2%
Armstrong World Industries Inc.	153	11,382
Carrier Global Corp.	902	34,023
Fortune Brands Home & Security Inc.	99	8,486
Lennox International Inc.	91	24,931
Masco Corp.	344	18,896
Trane Technologies PLC	152	22,064
Trex Co. Inc.(a)(b)	691	57,851

		177,633

Capital Markets — 4.4%
Ameriprise Financial Inc.	214	41,587
Eaton Vance Corp., NVS	73	4,959
Evercore Inc., Class A	609	66,771
Invesco Ltd.	53	924
Lazard Ltd., Class A	830	35,109
LPL Financial Holdings Inc.	161	16,779
MSCI Inc.	112	50,011
Raymond James Financial Inc.	6	574
State Street Corp.	243	17,686
Tradeweb Markets Inc., Class A	136	8,493

		242,893

Chemicals — 1.1%
Axalta Coating Systems Ltd.(a)	36	1,028

Security	Shares	Value

Chemicals (continued)
Cabot Corp.	161	$7,226
Celanese Corp.	32	4,158
CF Industries Holdings Inc.	217	8,400
Chemours Co. (The)	108	2,677
FMC Corp.	27	3,103
Scotts Miracle-Gro Co. (The)	165	32,858
Valvoline Inc.	30	694
WR Grace & Co.	27	1,480

		61,624

Commercial Services & Supplies — 0.8%
ADT Inc.	475	3,729
Cintas Corp.	72	25,449
IAA Inc.(a)	203	13,191
Republic Services Inc.	36	3,467

		45,836

Communications Equipment — 2.2%
Arista Networks Inc.(a)	29	8,426
Ciena Corp.(a)	474	25,051
F5 Networks Inc.(a)	65	11,436
Juniper Networks Inc.	37	833
Lumentum Holdings Inc.(a)(b)	130	12,324
Motorola Solutions Inc.	261	44,386
Ubiquiti Inc.	74	20,610

		123,066

Construction & Engineering — 0.0%
Quanta Services Inc.	21	1,512

Consumer Finance — 2.6%
Ally Financial Inc.	1,459	52,028
Discover Financial Services	265	23,990
OneMain Holdings Inc.	640	30,822
Santander Consumer USA Holdings Inc.	175	3,854
Synchrony Financial	1,000	34,710

		145,404

Containers & Packaging — 1.4%
Amcor PLC	3,261	38,382
Avery Dennison Corp.	108	16,752
Sealed Air Corp.	251	11,493
Silgan Holdings Inc.	255	9,455
Sonoco Products Co.	31	1,837

		77,919

Distributors — 0.7%
Pool Corp.(b)	99	36,878

Diversified Consumer Services — 0.2%
Chegg Inc.(a)	17	1,535
H&R Block Inc.	752	11,927

		13,462

Diversified Financial Services — 1.0%
Equitable Holdings Inc.	983	25,155
Jefferies Financial Group Inc.	1,327	32,644

		57,799

Diversified Telecommunication Services — 0.2%
CenturyLink Inc.	1,102	10,745

Electric Utilities — 2.7%
Alliant Energy Corp.	122	6,287
Entergy Corp.	398	39,736
FirstEnergy Corp.	685	20,968

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Hawaiian Electric Industries Inc.	68	$2,406
IDACORP Inc.	217	20,838
NRG Energy Inc.	813	30,528
OGE Energy Corp.	146	4,652
PG&E Corp.(a)	388	4,834
Pinnacle West Capital Corp.	186	14,871
Xcel Energy Inc.	104	6,934

		152,054

Electrical Equipment — 1.2%
Generac Holdings Inc.(a)	16	3,639
GrafTech International Ltd.	2,467	26,298
nVent Electric PLC	714	16,629
Rockwell Automation Inc.	79	19,814

		66,380

Electronic Equipment, Instruments & Components — 2.8%
Avnet Inc.	101	3,546
CDW Corp./DE	189	24,908
Jabil Inc.	314	13,355
Keysight Technologies Inc.(a)	169	22,323
SYNNEX Corp.	6	489
Vontier Corp.(a)	1,818	60,721
Zebra Technologies Corp., Class A(a)	76	29,209

		154,551

Energy Equipment & Services — 0.0%
Helmerich & Payne Inc.	59	1,366

Entertainment — 1.1%
Liberty Media Corp.-Liberty Formula One, Class A(a)	208	7,902
Lions Gate Entertainment Corp., Class A(a)	128	1,455
Lions Gate Entertainment Corp., Class B, NVS(a)	340	3,529
Spotify Technology SA(a)(b)	45	14,160
Take-Two Interactive Software Inc.(a)	101	20,987
Zynga Inc., Class A(a)	1,607	15,861

		63,894

Equity Real Estate Investment Trusts (REITs) — 6.9%
Apartment Income REIT Corp.(a)	566	21,740
Apartment Investment and Management Co., Class A	563	2,973
Apple Hospitality REIT Inc.	520	6,713
Boston Properties Inc.	66	6,239
Brandywine Realty Trust	2,006	23,891
Brixmor Property Group Inc.	1,778	29,426
Brookfield Property REIT Inc., Class A	1,446	21,603
Duke Realty Corp.	247	9,873
Equity Commonwealth	1,596	43,539
Equity Residential	476	28,217
First Industrial Realty Trust Inc.	283	11,923
Gaming and Leisure Properties Inc.	332	14,077
Healthpeak Properties Inc.	11	333
Highwoods Properties Inc.	210	8,322
Host Hotels & Resorts Inc.	708	10,358
Kimco Realty Corp.	1,471	22,080
Lamar Advertising Co., Class A	25	2,080
Outfront Media Inc.	358	7,002
Paramount Group Inc.	2,610	23,594
SL Green Realty Corp.	341	20,317
Spirit Realty Capital Inc.	263	10,565
Ventas Inc.	22	1,079
VEREIT Inc.	978	36,959

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	1,021	$22,125

		385,028

Food & Staples Retailing — 2.4%
Albertsons Companies Inc., Class A(a)(b)	3,005	52,828
Casey’s General Stores Inc.	6	1,072
Grocery Outlet Holding Corp.(a)	656	25,748
Kroger Co. (The)	919	29,187
Sprouts Farmers Market Inc.(a)	989	19,879
U.S. Foods Holding Corp.(a)	229	7,628

		136,342

Food Products — 0.9%
Campbell Soup Co.	312	15,085
Conagra Brands Inc.	46	1,668
Flowers Foods Inc.	755	17,086
Hershey Co. (The)	120	18,279

		52,118

Gas Utilities — 0.2%
Atmos Energy Corp.	21	2,004
National Fuel Gas Co.	188	7,732

		9,736

Health Care Equipment & Supplies — 3.0%
Align Technology Inc.(a)	57	30,460
Haemonetics Corp.(a)	43	5,106
Hologic Inc.(a)	209	15,221
IDEXX Laboratories Inc.(a)	88	43,989
Insulet Corp.(a)	65	16,616
Masimo Corp.(a)	25	6,709
Novocure Ltd.(a)	67	11,594
Quidel Corp.(a)(b)	66	11,857
ResMed Inc.	31	6,589
STERIS PLC	70	13,268
Teleflex Inc.	14	5,762
West Pharmaceutical Services Inc.	2	567

		167,738

Health Care Providers & Services — 3.3%
Amedisys Inc.(a)	55	16,133
Cardinal Health Inc.	201	10,766
Chemed Corp.	60	31,957
DaVita Inc.(a)	156	18,314
Encompass Health Corp.	235	19,432
Henry Schein Inc.(a)	83	5,549
McKesson Corp.	168	29,219
Molina Healthcare Inc.(a)	152	32,327
Quest Diagnostics Inc.	90	10,725
Universal Health Services Inc., Class B	72	9,900

		184,322

Health Care Technology — 0.6%
Teladoc Health Inc.(a)	25	4,999
Veeva Systems Inc., Class A(a)	115	31,309

		36,308

Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill Inc.(a)	1	1,387
Darden Restaurants Inc.	55	6,552
Domino’s Pizza Inc.	89	34,128
Extended Stay America Inc.	25	370
Hilton Worldwide Holdings Inc.	93	10,347
Planet Fitness Inc., Class A(a)	149	11,567
Six Flags Entertainment Corp.	9	307

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wendy’s Co. (The)	373	$8,176
Wyndham Destinations Inc.	312	13,996
Yum China Holdings Inc.	384	21,922

		108,752

Household Durables — 1.1%
Garmin Ltd.	127	15,197
Newell Brands Inc.	185	3,928
NVR Inc.(a)	1	4,080
PulteGroup Inc.	521	22,465
Tempur Sealy International Inc.(a)	423	11,421
Whirlpool Corp.	12	2,166

		59,257

Household Products — 0.5%
Church & Dwight Co. Inc.	104	9,072
Clorox Co. (The)	72	14,538
Spectrum Brands Holdings Inc.	53	4,186

		27,796

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The)	396	9,306
Vistra Corp.	1,753	34,464

		43,770

Insurance — 4.7%
American Financial Group Inc./OH	249	21,817
American National Group Inc.	34	3,268
Assurant Inc.	63	8,582
Assured Guaranty Ltd.	150	4,724
Athene Holding Ltd., Class A(a)	254	10,958
Brighthouse Financial Inc.(a)	728	26,357
Cincinnati Financial Corp.	15	1,311
CNA Financial Corp.	52	2,026
Fidelity National Financial Inc.	330	12,900
First American Financial Corp.	259	13,372
Globe Life Inc.	118	11,205
Hanover Insurance Group Inc. (The)	149	17,421
Hartford Financial Services Group Inc. (The)	375	18,367
Loews Corp.	139	6,258
Mercury General Corp.	128	6,683
Primerica Inc.	210	28,125
Principal Financial Group Inc.	621	30,808
Unum Group	663	15,209
White Mountains Insurance Group Ltd.	21	21,014

		260,405

Interactive Media & Services — 0.6%
Match Group Inc.(a)(b)	210	31,750
Pinterest Inc., Class A(a)	26	1,713

		33,463

Internet & Direct Marketing Retail — 0.8%
Etsy Inc.(a)	88	15,656
Expedia Group Inc.	56	7,414
Qurate Retail Inc., Series A	351	3,851
Wayfair Inc., Class A(a)(b)	75	16,936

		43,857

IT Services — 5.9%
Akamai Technologies Inc.(a)	94	9,869
Amdocs Ltd.	134	9,505
Booz Allen Hamilton Holding Corp.	697	60,764
CACI International Inc., Class A(a)	49	12,217
Concentrix Corp.(a)	445	43,922

Security	Shares	Value

IT Services (continued)
Euronet Worldwide Inc.(a)	65	$9,420
FleetCor Technologies Inc.(a)	7	1,910
Genpact Ltd.	119	4,922
GoDaddy Inc., Class A(a)	152	12,608
Leidos Holdings Inc.	111	11,668
MongoDB Inc.(a)	36	12,925
Okta Inc.(a)	93	23,646
Paychex Inc.	146	13,604
Science Applications International Corp.	71	6,719
StoneCo Ltd., Class A(a)	304	25,512
Twilio Inc., Class A(a)	9	3,047
VeriSign Inc.(a)	237	51,287
Western Union Co. (The)	786	17,245

		330,790

Leisure Products — 0.3%
Peloton Interactive Inc., Class A(a)	65	9,862
Polaris Inc.	73	6,955

		16,817

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	154	18,248
Avantor Inc.(a)	322	9,064
Bruker Corp.	202	10,934
Charles River Laboratories International Inc.(a)	31	7,746
IQVIA Holdings Inc.(a)	43	7,704
Mettler-Toledo International Inc.(a)	19	21,654
PPD Inc.(a)	239	8,179
PRA Health Sciences Inc.(a)	51	6,398
Repligen Corp.(a)	18	3,449
Syneos Health Inc.(a)	63	4,292
Waters Corp.(a)	5	1,237

		98,905

Machinery — 3.4%
AGCO Corp.	155	15,979
Allison Transmission Holdings Inc.	1,009	43,518
Crane Co.	62	4,815
Cummins Inc.	3	681
Dover Corp.	117	14,771
Graco Inc.	43	3,111
Oshkosh Corp.	82	7,058
Otis Worldwide Corp.	1,160	78,358
Pentair PLC	203	10,777
Toro Co. (The)	89	8,441

		187,509

Media — 1.0%
Discovery Inc., Class A(a)(b)	259	7,793
Fox Corp., Class A, NVS	309	8,998
Interpublic Group of Companies Inc. (The)	67	1,576
New York Times Co. (The), Class A	75	3,883
News Corp., Class A, NVS	374	6,721
News Corp., Class B	497	8,831
Omnicom Group Inc.	176	10,977
Sirius XM Holdings Inc.	837	5,332

		54,111

Metals & Mining — 0.7%
Reliance Steel & Aluminum Co.	252	30,177
Royal Gold Inc.	76	8,083
Steel Dynamics Inc.	96	3,540

		41,800

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	198	$3,089

Multi-Utilities — 1.4%
Ameren Corp.	421	32,863
CMS Energy Corp.	140	8,541
DTE Energy Co.	182	22,097
MDU Resources Group Inc.	96	2,529
Public Service Enterprise Group Inc.	63	3,673
WEC Energy Group Inc.	75	6,902

		76,605

Multiline Retail — 0.5%
Kohl’s Corp.	367	14,933
Nordstrom Inc.	392	12,235

		27,168

Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	545	4,202
Apache Corp.	652	9,252
Cabot Oil & Gas Corp.	129	2,100
Devon Energy Corp.	1,602	25,328
HollyFrontier Corp.	89	2,301
Marathon Oil Corp.	2,821	18,816
Murphy Oil Corp.	614	7,429
Occidental Petroleum Corp.	38	658
WPX Energy Inc.(a)	161	1,312

		71,398

Personal Products — 0.7%
Herbalife Nutrition Ltd.(a)	425	20,421
Nu Skin Enterprises Inc., Class A	311	16,990

		37,411

Pharmaceuticals — 0.9%
Horizon Therapeutics PLC(a)	273	19,970
Jazz Pharmaceuticals PLC(a)	26	4,291
Royalty Pharma PLC, Class A	491	24,575

		48,836

Professional Services — 1.7%
Dun & Bradstreet Holdings Inc.(a)	1,189	29,606
FTI Consulting Inc.(a)	219	24,467
ManpowerGroup Inc.	99	8,928
Nielsen Holdings PLC	83	1,732
Robert Half International Inc.	382	23,867
TransUnion	90	8,930

		97,530

Road & Rail — 0.1%
Landstar System Inc.	4	539
Schneider National Inc., Class B	118	2,442

		2,981

Semiconductors & Semiconductor Equipment — 2.9%
Cirrus Logic Inc.(a)	184	15,125
Enphase Energy Inc.(a)	138	24,215
Entegris Inc.	18	1,730
Inphi Corp.(a)	148	23,749
KLA Corp.	100	25,891
Maxim Integrated Products Inc.	203	17,996
Qorvo Inc.(a)	103	17,126
Teradyne Inc.	244	29,253
Universal Display Corp.	6	1,379
Xilinx Inc.	17	2,410

		158,874

Security	Shares	Value

Software — 9.8%
Alteryx Inc., Class A(a)	52	$6,333
Anaplan Inc.(a)	136	9,772
Aspen Technology Inc.(a)	252	32,823
Avalara Inc.(a)	86	14,180
Cadence Design Systems Inc.(a)	422	57,573
CDK Global Inc.	167	8,656
Citrix Systems Inc.	239	31,094
Cloudflare Inc., Class A(a)	42	3,192
Coupa Software Inc.(a)	21	7,117
Crowdstrike Holdings Inc., Class A(a)	288	61,004
Datadog Inc., Class A(a)	130	12,797
Dropbox Inc., Class A(a)	591	13,114
Dynatrace Inc.(a)	387	16,745
Everbridge Inc.(a)	51	7,603
Fair Isaac Corp.(a)	60	30,662
FireEye Inc.(a)	211	4,866
Fortinet Inc.(a)	293	43,519
HubSpot Inc.(a)	68	26,958
Manhattan Associates Inc.(a)	268	28,188
Nuance Communications Inc.(a)	110	4,850
Nutanix Inc., Class A(a)	202	6,438
Palo Alto Networks Inc.(a)	63	22,390
RingCentral Inc., Class A(a)	47	17,812
Slack Technologies Inc., Class A(a)	340	14,362
Smartsheet Inc., Class A(a)	79	5,474
Splunk Inc.(a)	50	8,494
Synopsys Inc.(a)	90	23,332
Teradata Corp.(a)	13	292
Trade Desk Inc. (The), Class A(a)	5	4,005
Zscaler Inc.(a)	113	22,567

		546,212

Specialty Retail — 4.2%
AutoNation Inc.(a)	142	9,910
AutoZone Inc.(a)	26	30,821
Best Buy Co. Inc.	415	41,413
Burlington Stores Inc.(a)	97	25,370
Dick’s Sporting Goods Inc.	331	18,606
Foot Locker Inc.	313	12,658
Gap Inc. (The)	270	5,451
L Brands Inc.	159	5,913
O’Reilly Automotive Inc.(a)	69	31,227
Penske Automotive Group Inc.	22	1,307
Tractor Supply Co.	110	15,464
Williams-Sonoma Inc.	330	33,607

		231,747

Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	2,530	29,981
HP Inc.	843	20,729
NCR Corp.(a)	74	2,780
NetApp Inc.	247	16,361
Pure Storage Inc., Class A(a)	180	4,070
Xerox Holdings Corp.	898	20,825

		94,746

Textiles, Apparel & Luxury Goods — 2.1%
Carter’s Inc.	111	10,442
Columbia Sportswear Co.	266	23,243
Lululemon Athletica Inc.(a)	100	34,803
PVH Corp.	27	2,535
Ralph Lauren Corp.	428	44,401

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	37	$3,160

		118,584

Trading Companies & Distributors — 0.6%
Fastenal Co.	121	5,909
MSC Industrial Direct Co. Inc., Class A	16	1,350
United Rentals Inc.(a)	20	4,638
WW Grainger Inc.	52	21,234

		33,131

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	85	3,192

Wireless Telecommunication Services — 0.3%
Telephone and Data Systems Inc.	822	15,264
U.S. Cellular Corp.(a)	23	706

		15,970

Total Common Stocks — 99.4% (Cost: $4,281,449)		5,534,048

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 0.18%(c)(d)(e)	211,471	211,598

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 0.00%(c)(d)	20,000	$20,000

		231,598

Total Short-Term Investments — 4.2% (Cost: $ 231,598)		231,598

Total Investments in Securities — 103.6% (Cost: $ 4,513,047)		5,765,646

Other Assets, Less Liabilities — (3.6)%		(198,753)

Net Assets — 100.0%		$5,566,893

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/14/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$211,690	(b)	$—	$(92)	$—	$211,598	211,471	$647	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	20,000	(b)	—	—	—	20,000	20,000	15		—

					$(92)	$—	$231,598		$662		$—

(a)	The Fund commenced operations on April 14, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Mid Blend Style ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$13,705	$(186	)(c)	$13,510	0.2%

					$(186)		$13,510

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $9 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	20 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Mid Blend Style ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of December 31, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Insurance
Assured Guaranty Ltd.	393	$12,376	91.6%
Fidelity National Financial Inc.	29	1,134	8.4

Net Value of Reference Entity — Goldman Sachs & Co.		$13,510

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,534,048	$—	$—	$5,534,048
Money Market Funds	231,598	—	—	231,598

	$5,765,646	$—	$—	$5,765,646

Derivative financial instruments(a)
Assets
Liabilities
Swaps	—	(186)	—	(186)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

7